LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

7. LOSS PER SHARE

The Company calculates basic loss per share using the weighted average number of shares of Aspira common stock outstanding during the period. The Company considers 2022 Warrants to be participating securities, because holders of such instruments participate in the event a dividend is paid on common stock. The holders of the 2022 Warrants do not have a contractual obligation to share in the Company’s losses. As such, losses are attributed entirely to common stockholders and for periods in which the Company has reported a net loss, diluted loss per common share is the same as basic loss per common share. Because the Company is in a net loss position, diluted loss per share is calculated using the weighted average number of shares of Aspira common stock outstanding and excludes the anti-dilutive effects of 5,468,268 potential shares of Aspira common stock for the three and nine months ended September 30, 2024 and 1,545,083 potential shares of Aspira common stock for the three and nine months ended September 30, 2023, inclusive of 4,475,068 and 799,985 shares of Aspira common stock issuable upon the exercise of the warrants outstanding as of September 30, 2024 and 2023, respectively. Potential shares of Aspira common stock and warrants include incremental shares of Aspira common stock issuable upon the exercise of stock options and warrants and the vesting of unvested restricted stock units.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net Loss (in thousands)	$(3,547)	$(4,706)	$(11,706)	$(13,601)
Denominator:
Shares used in computing net loss per share, basic and diluted	15,405,672	9,776,436	13,269,646	8,838,342
Net loss per share, basic and diluted	$(0.23)	$(0.48)	$(0.88)	$(1.54)

NOTE 8: LOSS PER SHARE

The reconciliation of the numerators and denominators of basic and diluted loss per share for the years ended December 31, 2023 and 2022 was as follows:

	Year Ended
	December 31,
	2023	2022
Numerator:
Net Loss	$(16,690)	$(29,885)
Denominator:
Shares used in computing net loss per share, basic and diluted	9,233,306	7,769,109
Net loss per share, basic and diluted	$(1.81)	$(3.85)

Due to net losses for the years ended December 31, 2023 and 2022, diluted loss per share is calculated using the weighted average number of common shares outstanding and excludes the effects of potential shares of common stock that are antidilutive.

The potential shares of common stock that have been excluded from the diluted loss per share calculation above for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Stock options	759,922	655,139
Restricted stock units	59,463	-
Warrants	799,985	799,985
Potential common shares	1,619,370	1,455,124